Business Acquisitions	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Business Acquisitions

12) Business Acquisitions

In June 2015 and October 2015, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Dan Sabia and the Ingrid Knutsen.

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(US $ in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Purchase consideration (1)	$12,863	$41,186
Less: Fair value of net assets acquired:
Vessel and equipment (2)	115,000	103,389
Cash	4,744	4,343
Inventories	144	—
Others current assets	188	25
Amounts due from related parties	1	935
Long-term debt	(84,275)	(64,470)
Long-term debt from related parties	(20,253)	—
Derivatives liabilities	—	(802)
Trade accounts payable	(94)	(4)
Accrued expenses	(1,555)	(335)
Prepaid charter and deferred revenue	(762)	(442)
Amounts due to related parties	(275)	(1,453)

Sub total	12,863	41,186

Difference between the purchase price and fair value of net assets acquired	$—	$—
Goodwill	—	—
Difference between the purchase price and allocated values	$—	$—

(1)	The purchase price is comprised of the following:

(US $ in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Cash consideration paid to KNOT	$10,472	$38,531
Purchase price adjustments	2,391	2,655

Total purchase consideration	$12,863	$41,186

(2) Vessels and equipment includes allocation to dry docking for the Ingrid Knutsen of $1,263 and for the Dan Sabia of $389.

Dan Sabia

On June 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. The purchase price was $103.0 million less assumed bank debt of $64.5 million and other purchase price adjustments of $2.7 million. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 5,000,000 common units which closed on June 2, 2015. See Note 13 – Equity Offerings. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Dan Sabia business contributed revenues of $2.9 million and net income of $1.5 million to the Partnership for the period from June 15, 2015 to September 30, 2015.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the nine months ended September 30, 2015, giving effect to the Partnership’s acquisition and financing of the Dan Sabia as if this acquisition had taken place on January 1, 2015.

(US $ in thousands)	Nine Months Ended September 30, 2015
Revenue	$116,984
Net income	23,840

Included in the pro forma adjustments are depreciation related to the purchase price allocation performed on the acquired identifiable assets as if the acquisitions had taken place on January 1, 2015. In addition, the pro forma adjustments include finance expenses related to the increased borrowings as if the acquisitions had taken place on January 1, 2015.

Ingrid Knutsen

On October 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen NYK Shuttle Tankers 16 AS, the company that owns and operates the Ingrid Knutsen. The purchase price was $115.0 million, less assumed bank debt of $104.5 million plus other purchase price adjustments of $2.4 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.